Borrowings	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about borrowings [abstract]
Borrowings
23.	Borrowings
Borrowings as of December 31, 2020 and 2021 are as follows:

	2020			2021
	Interest rate (%)	Amount		Interest rate (%)	Amount
Borrowings denominated in Korean won:
Borrowings from Bank of Korea	0.25	~~W~~	5,351,110	0.25	~~W~~	5,278,331
Others	0.00~6.20		16,375,272	0.00~3.93		18,412,343

			21,726,382			23,690,674

Borrowings denominated in foreign currencies:
Overdraft due from banks	0.00		71,309	0.00~0.30		42,434
Borrowings from banks	0.00~8.00		5,423,571	(0.49)~12.29		5,292,872
Others	0.00~12.45		1,538,021	0.00~11.25		1,890,291

			7,032,901			7,225,597

Call money	0.35~0.55		1,760,042	(0.30)~1.52		1,534,611
Bill of sale	0.00~1.10		10,706	0.00~1.47		9,032
Bonds sold under repurchase agreements:	0.00~5.15		11,065,584	0.00~6.25		10,709,115
Deferred origination costs			(1,551)			(1,964)

		~~W~~	41,594,064		~~W~~	43,167,065